Parent company accounts - balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 202,142	£ 169,085
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Investments in associates and joint ventures	26	24
Goodwill and intangible assets	1,665	1,449
Property, plant and equipment	1,379	1,248
Current tax assets	737	589
Deferred tax assets	4,583	2,981
Retirement benefit assets	4,743	3,879
Other assets	4,209	2,706
Total assets	1,203,537	1,061,778
Liabilities
Deposits at amortised cost	291,579	262,828
Cash collateral and settlement balances	96,811	79,047
Repurchase agreements and other similar secured borrowing	11,965	12,769
Debt securities in issue	60,012	48,388
Subordinated liabilities	38,253	32,185
Trading portfolio liabilities	72,460	53,291
Financial liabilities designated at fair value	272,055	251,131
Derivative financial instruments	289,206	256,523
Current tax liabilities	422	688
Deferred tax liabilities	0	6
Retirement benefit liabilities	184	246
Other liabilities	10,779	7,249
Provisions	858	1,110
Total liabilities	1,144,584	1,005,461
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	10,691	9,693
Other reserves	(1,464)	861
Retained earnings	47,378	43,415
Total equity	58,953	56,317
Total liabilities and equity	1,203,537	1,061,778
Barclays Bank PLC
Assets
Cash and balances at central banks	170,307	144,964
Cash collateral and settlement balances	82,371	75,571
Loans and advances at amortised cost	225,783	199,782
Reverse repurchase agreements and other similar secured lending	5,908	4,982
Trading Portfolio Assets	83,043	96,724
Financial assets at fair value through the income statement	247,325	236,577
Derivative financial instruments	258,708	234,409
Financial assets at fair value through other comprehensive income	43,086	44,163
Investments in associates and joint ventures	12	12
Investment in subsidiaries	19,264	19,134
Goodwill and intangible assets	107	109
Property, plant and equipment	110	128
Current tax assets	891	671
Deferred tax assets	3,114	1,679
Retirement benefit assets	4,695	3,825
Other assets	3,188	1,941
Total assets	1,147,912	1,064,671
Liabilities
Deposits at amortised cost	313,895	286,761
Cash collateral and settlement balances	64,955	56,419
Repurchase agreements and other similar secured borrowing	26,307	29,202
Debt securities in issue	40,166	32,585
Subordinated liabilities	37,656	31,875
Trading portfolio liabilities	52,093	50,116
Financial liabilities designated at fair value	300,851	291,062
Derivative financial instruments	250,567	227,991
Current tax liabilities	303	342
Deferred tax liabilities	0	6
Retirement benefit liabilities	80	104
Other liabilities	7,980	4,597
Provisions	592	919
Total liabilities	1,095,445	1,011,979
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	15,398	14,400
Other reserves	(4,552)	(1,236)
Retained earnings	39,273	37,180
Total equity	52,467	52,692
Total liabilities and equity	£ 1,147,912	£ 1,064,671